Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

June 29, 2009

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Equity Trust

(Virtus Value Opportunities Fund)

CIK 0000034273

(File No. 811-00945)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Equity Trust, on behalf of the Virtus Value Opportunities Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood